Capital adequacy and liquidity situation (Tables)	6 Months Ended
Jun. 30, 2025
Capital adequacy and liquidity situation
Schedule of capital adequacy

	June 30, 2025	December 31, 2024
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	23.5	22.2
Tier 1 capital ratio	23.5	22.2
Total capital ratio	23.5	22.2

1

Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2025		December 31, 2024
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	7,769	8.0	8,437	8.0
of which Tier 1 requirement of 6 percent	5,827	6.0	6,328	6.0
of which minimum requirement of 4.5 percent	4,370	4.5	4,746	4.5
Pillar 2 capital requirements[3]	3,564	3.7	3,871	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	11,535	11.9	11,106	10.5
Capital buffer requirements	3,945	4.0	4,317	4.1
of which Capital conservation buffer	2,428	2.5	2,637	2.5
of which Countercyclical buffer	1,517	1.5	1,680	1.6
Pillar 2 guidance[5]	1,457	1.5	1,582	1.5
Total risk-based capital requirement including Pillar 2 guidance	16,735	17.2	18,207	17.3

1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013, on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012).

3

Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA Supervisory Review and Evaluation Process (“SREP”) on September 29, 2021.

4

Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital, that is 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.67 percent).

5

The Swedish FSA notified SEK on September 29, 2021, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

Schedule of leverage ratio

	June 30, 2025	December 31, 2024
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	227,318	234,139
Off-balance sheet exposures	6,571	8,775
Total exposure measure	233,889	242,914
Leverage ratio[2]	9.8%	9.6%

1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	June 30, 2025		December 31, 2024
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,016	3.0	7,288	3.0
Pillar 2 guidance[2]	351	0.2	365	0.2
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	7,367	3.2	7,653	3.2

1	Expressed as a percentage of total exposure amount.
2

The Swedish FSA has on September 29, 2021, notified SEK, within the latest SREP, that SEK may hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total Leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Schedule of own funds

Own funds – Adjusting items

	June 30,	December 31,
Skr mn	2025	2024
Share capital	3,990	3,990
Retained earnings	18,459	18,413
Accumulated other comprehensive income and other reserves	495	241
Independently reviewed profit net of any foreseeable charge or dividend	441	1,255
Common Equity Tier 1 (CET1) capital before regulatory adjustments	23,385	23,899
Additional value adjustments due to prudent valuation	-95	-84
Intangible assets	-24	-22
Fair value reserves related to gains or losses on cash flow hedges	–	3
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	-260	-217
Negative amounts resulting from the calculation of expected loss amounts	-144	-180
Insufficient coverage for non-performing exposures	-2	-2
Total regulatory adjustments to Common Equity Tier 1 capital	-525	-502
Total Common Equity Tier 1 capital	22,860	23,397
Total Own funds	22,860	23,397

Schedule of minimum capital requirements exclusive of buffers

	June 30, 2025			December 31, 2024
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates	5,250	5,224	418	5,532	5,528	442
Equity exposures	5	8	1	20	30	2
Exposures in default	2	2	0	6	6	1
Total credit risk standardized method	5,257	5,234	419	5,558	5,564	445
Credit risk IRB method
Central Governments	222,570	9,490	759	211,834	9,159	733
Financial institutions[2]	34,696	6,790	543	34,067	6,153	492
Corporates[3]	152,042	67,103	5,368	147,820	75,541	6,043
Assets without counterparty	374	374	30	213	213	17
Total credit risk IRB method	409,682	83,757	6,700	393,934	91,066	7,285
Credit valuation adjustment risk	n.a.	2,051	164	n.a.	1,936	154
Foreign exchange risk	n.a.	1,703	136	n.a.	1,498	120
Commodities risk	n.a.	8	1	n.a.	7	1
Operational risk	n.a.	4,362	349	n.a.	5,395	432
Total	414,939	97,115	7,769	399,492	105,466	8,437

1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivatives: EAD Skr 5,244 million (year-end 2024: Skr 5,899 million), Risk exposure amount of Skr 1,072 million (year-end 2024: Skr 1,513 million) and Capital requirement of Skr 86 million (year-end 2024: Skr 121 million).

3

Of which related to specialized lending: EAD Skr 7,347 million (year-end 2024: Skr 7,322 million), Risk exposure amount of Skr 5,247 million (year-end 2024: Skr 5,019 million) and Capital requirement of Skr 420 million (year-end 2024: Skr 402 million).

Schedule of liquidity coverage ratio

	June 30,	December 31,
Skr bn, 12-month average	2025	2024
Total liquid assets	60.0	64.1
Net liquidity outflows[1]	12.1	14.9
Liquidity outflows	24.5	26.0
Liquidity inflows	13.1	11.2
Liquidity Coverage Ratio	633%	518%

1

Net liquidity outflows are calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows are calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Schedule of net stable funding ratio

	June 30,	December 31,
Skr bn	2025	2024
Available stable funding	260.1	272.5
Requiring stable funding	204.8	211.0
Net Stable Funding Ratio	127%	129%

Summary of liquidity reserve

	June 30, 2025					December 31, 2024
Skr bn	Total	Skr	EUR	USD	Other	Total	Skr	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	26.5	7.0	6.4	13.1	–	25.3	11.0	8.0	6.3	–
Securities issued or guaranteed by municipalities or other public entities	21.0	4.8	3.9	12.3	–	18.3	7.1	3.8	7.4	–
Covered bonds issued by other institutions	13.4	12.6	0.8	–	–	13.1	13.1	–	–	–
Balances with National Debt Office	2.5	2.5	–	–	–	1.0	1.0	–	–	–
Total liquidity reserve	63.4	26.9	11.1	25.4	–	57.7	32.2	11.8	13.7	–

1	The liquidity reserve is a part of SEK's liquidity investments.